UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,1999
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jonas Gerstl
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Address:   c/o EGS Partners, L.L.C.
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           350 Park Avenue
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           New York, NY  10022
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Form 13F File Number:   28-2948
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonas Gerstl
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

          Jonas Gerstl            New York, NY               5/13/99
        ----------------   --------------------------      ----------
           [Signature]            [City, State]               [Date]

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Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number   Name

        28-2858                William Ehrman
        ---------              -------------------------------------


Mr. Jonas Gerstl shares investment discretion with Messrs. William Ehrman, Frederic Greenberg, Frederick Ketcher, James McLaren, and
William Lautman in regard to certain securities. Please refer to the filing for Mr. William Ehrman for said securities.

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